Quarterly Holdings Report
for
Fidelity® SAI Enhanced Core Bond Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ECB-NPRT1-0126
1.9918575.100
Asset-Backed Securities - 2.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.5%
Ally Auto Receivables Trust Series 2022-3 Class A4, 5.07% 10/16/2028	221,000	221,833
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	1,500,000	1,555,023
American Express Credit Account Master Trust Series 2025-5 Class A, 4.51% 7/15/2032	2,200,000	2,258,253
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	2,500,000	2,502,823
BMW Vehicle Owner Trust Series 2023-A Class A4, 5.25% 11/26/2029	79,000	80,133
Capital One Multi-Asset Execution Trust Series 2025-A2 Class A, 4.02% 9/15/2032	2,300,000	2,311,921
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	500,000	504,189
CarMax Auto Owner Trust Series 2023-1 Class A4, 4.65% 1/16/2029	221,000	222,205
CarMax Auto Owner Trust Series 2023-2 Class A4, 5.01% 11/15/2028	567,000	572,491
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	237,324	238,942
CarMax Auto Owner Trust Series 2024-1 Class A4, 4.94% 8/15/2029	250,000	253,994
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	597,000	603,756
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	225,000	226,947
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	1,000,000	1,117,088
CNH Equipment Trust Series 2023-B Class A4, 5.46% 3/17/2031	350,000	361,374
CNH Equipment Trust Series 2025-A Class A4, 4.54% 9/15/2032	740,000	753,539
Daimler Trucks Retail Trust Series 2024-1 Class A4, 5.56% 7/15/2031	240,000	245,080
DRIVE Series 2025-1 Class A3, 4.73% 9/15/2032	1,750,000	1,758,054
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	2,025,000	2,029,748
Ford Credit Auto Lease Trust Series 2025-A Class A3, 4.72% 6/15/2028	240,000	241,918
Ford Credit Auto Owner Trust Series 2023-A Class A4, 4.56% 12/15/2028	250,000	251,549
Ford Credit Auto Owner Trust Series 2024-C Class A4, 4.11% 7/15/2030	400,000	402,474
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,500,000	1,521,272
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A4, 4.43% 10/16/2028	400,000	401,961
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class B, 4.82% 10/16/2028	500,000	504,026
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A4, 5.04% 9/17/2029	160,000	162,763
GM Financial Leasing Trust Series 2024-1 Class A4, 5.09% 2/22/2028	270,000	271,365
Gmf Leasing LLC Series 2025-2 Class A3, 4.58% 5/22/2028	869,000	876,141
Gmf Leasing LLC Series 2025-2 Class A4, 4.64% 4/20/2029	3,750,000	3,796,519
Harley-Davidson Motorcycle Trust Series 2024-A Class A4, 5.29% 12/15/2031	180,000	184,511
Honda Auto Receivables Owner Trust Series 2023-1 Class A4, 4.97% 6/21/2029	100,000	100,587
Honda Auto Receivables Owner Trust Series 2024-1 Class A4, 5.17% 5/15/2030	120,000	121,968
Hyundai Auto Receivables Trust Series 2023-A Class A4, 4.48% 7/17/2028	108,000	108,249
Hyundai Auto Receivables Trust Series 2023-B Class A4, 5.31% 8/15/2029	75,000	76,106
John Deere Owner Trust Series 2024-C Class A4, 4.15% 8/15/2031	45,000	45,160
John Deere Owner Trust Series 2025-A Class A3, 4.23% 9/17/2029	245,000	246,889
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4, 6.01% 1/15/2031	800,000	830,690
Nissan Auto Lease Trust Series 2024-A Class A4, 4.97% 9/15/2028	700,000	703,704
Nissan Auto Receivables Owner Trust Series 2023-A Class A4, 4.85% 6/17/2030	500,000	504,234
PSNH Funding LLC 3 Series 2018-1 Class A3, 3.814% 2/1/2035	500,000	493,796
Santander Drive Auto Receivables Trust Series 2022-3 Class C, 4.49% 8/15/2029	483,597	483,684
Santander Drive Auto Receivables Trust Series 2022-4 Class C, 5% 11/15/2029	225,564	226,603
Santander Drive Auto Receivables Trust Series 2023-5 Class B, 6.16% 12/17/2029	150,000	152,110
Synchrony Card Issuance Trust Series 2023-A1 Class A, 5.54% 7/15/2029	1,500,000	1,513,803
Synchrony Card Issuance Trust Series 2024-A2 Class A, 4.93% 7/15/2030	2,160,000	2,195,402
Synchrony Card Issuance Trust Series 2025-A1 Class A, 4.78% 2/15/2031	2,000,000	2,036,315
Synchrony Card Issuance Trust Series 2025-A2 Class A, 4.49% 5/15/2031	1,000,000	1,013,594
Verizon Master Trust Series 2024-3 Class B, 5.54% 4/22/2030	100,000	101,854
Volkswagen Auto Lease Trust Series 2025-B Class A3, 4.01% 1/22/2029	2,300,000	2,305,340
Volkswagen Auto Lease Trust Series 2025-B Class A4, 4% 5/20/2030	2,980,000	2,987,075
Woart Series 2025-C Class A4, 4.19% 11/17/2031	1,000,000	1,006,621
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	4,000,000	4,079,034
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031	2,130,000	2,151,161
World Omni Auto Trust Series 2024-C Class A4, 4.44% 5/15/2030	130,000	131,139
TOTAL UNITED STATES		50,047,010
TOTAL ASSET-BACKED SECURITIES (Cost $49,812,010)		50,047,010

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 4.42% 7/24/2028 (b) (Cost $2,500,000)	2,500,000	2,512,059

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
BANK Series 2018-BN12 Class AS, 4.4726% 5/15/2061 (b)	665,000	655,403
BANK Series 2019-BN20 Class A3, 3.011% 9/15/2062	350,000	331,529
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	350,000	331,202
BANK Series 2019-BN22 Class A4, 2.978% 11/15/2062	160,000	152,056
BANK Series 2019-BN24 Class A3, 2.96% 11/15/2062	1,127,000	1,070,272
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	800,000	744,702
BANK Series 2020-BN25 Class AS, 2.841% 1/15/2063	355,000	327,782
BANK Series 2020-BN26 Class A4, 2.403% 3/15/2063	250,000	229,870
BANK Series 2020-BN27 Class A5, 2.144% 4/15/2063	342,000	308,400
BANK Series 2021-BN31 Class A4, 2.036% 2/15/2054	300,000	267,363
BANK Series 2021-BN35 Class AS, 2.457% 6/15/2064	360,000	313,877
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	1,230,000	1,222,324
BANK Series 2023-5YR4 Class A3, 6.5% 12/15/2056	1,298,420	1,369,771
BBCMS Mortgage Trust Series 2023-C19 Class A2B, 5.753% 4/15/2056	350,000	355,305
BBCMS Mortgage Trust Series 2025-5C33 Class AS, 6.168% 3/15/2058	400,000	422,035
Benchmark Mortgage Trust Series 2019-B14 Class A4, 2.7946% 12/15/2062	400,000	378,208
Benchmark Mortgage Trust Series 2019-B15 Class A5, 2.928% 12/15/2072	450,000	422,700
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,400,000	1,230,738
Benchmark Mortgage Trust Series 2021-B23 Class A5, 2.07% 2/15/2054	1,500,000	1,326,942
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	1,500,000	1,355,115
Benchmark Mortgage Trust Series 2021-B29 Class A3, 2.284% 9/15/2054	710,000	660,443
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	500,000	469,831
Benchmark Mortgage Trust Series 2024-V10 Class AS, 5.7253% 9/15/2057 (b)	145,000	149,592
Benchmark Mortgage Trust Series 2024-V6 Class AS, 6.3843% 3/15/2057	420,000	440,249
Benchmark Mortgage Trust Series 2024-V9 Class AS, 6.0641% 8/15/2057 (b)	650,000	678,754
BMO Mortgage Trust Series 2023-5C2 Class A3, 7.2963% 11/15/2056 (b)	500,000	535,598
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050	400,000	393,680
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A4, 2.832% 8/10/2049	214,594	212,072
COMM Mortgage Trust Series 2018-COR3 Class A3, 4.228% 5/10/2051	200,000	195,736
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5, 3.4578% 11/15/2050	450,000	438,766
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4, 2.968% 12/15/2052	175,000	166,069
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A3, 2.5608% 3/15/2053	250,000	228,770
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3, 2.8048% 3/15/2054	150,000	139,768
Fannie Mae Guaranteed REMIC Series 2021-M11 Class A2, 1.5056% 3/25/2031 (b)	200,000	175,118
Fannie Mae Guaranteed REMIC Series 2024-M5 Class 1A2C, 4.45% 8/25/2034	1,500,000	1,500,191
Fannie Mae Mortgage pass-thru certificates Series 2020-M42 Class A2, 1.27% 7/25/2030	250,000	222,086
Fannie Mae-Aces Series 2021-M1 Class A2, 1.3858% 11/25/2030 (b)	150,000	133,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class AM, 3.85% 5/25/2028	465,000	465,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K154 Class A3, 3.459% 11/25/2032	250,000	240,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1512 Class A3, 3.059% 4/25/2034	750,000	685,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K115 Class A1, 0.743% 11/25/2029	85,023	79,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	700,000	626,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,000,000	901,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K147 Class A1, 3.39% 2/25/2032	405,101	395,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-162 Class A2, 5.15% 12/25/2033	1,500,000	1,589,580
GS Mortgage Securities Trust Series 2017-GS5 Class A4, 3.674% 3/10/2050	400,000	394,858
GS Mortgage Securities Trust Series 2017-GS7 Class A4, 3.43% 8/10/2050	270,000	266,225
GS Mortgage Securities Trust Series 2017-GS8 Class A4, 3.469% 11/10/2050	800,000	789,155
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	100,000	98,835
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052	413,000	406,727
GS Mortgage Securities Trust Series 2019-GC39 Class A4, 3.567% 5/10/2052	200,000	192,267
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	1,000,000	885,271
GS Mortgage Securities Trust Series 2021-GSA3 Class A5, 2.6183% 12/15/2054	195,000	174,944
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3, 3.1413% 12/15/2049	300,000	294,671
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A5, 3.6939% 3/15/2050	350,000	345,513
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A5, 2.86% 9/15/2049	900,000	886,996
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5, 3.102% 11/15/2049	450,000	444,138
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A4, 3.049% 11/15/2049	500,000	489,261
Morgan Stanley Capital I Trust Series 2017-H1 Class A5, 3.53% 6/15/2050	450,000	445,409
UBS Commercial Mortgage Trust Series 2017-C3 Class A4, 3.426% 8/15/2050	150,000	146,817
UBS Commercial Mortgage Trust Series 2018-C10 Class A4, 4.3134% 5/15/2051	350,000	349,173
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	100,000	98,787
UBS Commercial Mortgage Trust Series 2019-C17 Class A4, 2.921% 10/15/2052	150,000	142,520
Wells Fargo Commercial Mortgage Trust Series 2017-C39 Class A5, 3.418% 9/15/2050	500,000	490,452
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4, 3.311% 6/15/2052	750,000	715,655
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A5, 2.626% 4/15/2054	500,000	453,631
TOTAL UNITED STATES		33,051,020
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,415,178)		33,051,020

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
HUNGARY - 0.1%
Hungary Government 5.5% 3/26/2036 (c)	600,000	600,149
Hungary Government 6% 9/26/2035 (c)	750,000	780,938
Hungary Government 7.625% 3/29/2041	1,000,000	1,178,560
TOTAL HUNGARY		2,559,647
ISRAEL - 0.2%
Israel Government 2.75% 7/3/2030	2,500,000	2,324,220
Israel Government 5.75% 3/12/2054	2,000,000	1,950,818
TOTAL ISRAEL		4,275,038
MEXICO - 0.4%
United Mexican States 4.75% 4/27/2032	3,000,000	2,937,000
United Mexican States 5.375% 3/22/2033	2,100,000	2,094,750
United Mexican States 5.85% 7/2/2032	1,500,000	1,548,000
United Mexican States 6% 5/7/2036	1,000,000	1,022,188
United Mexican States 6.625% 1/29/2038	300,000	316,500
TOTAL MEXICO		7,918,438
PANAMA - 0.2%
Panamanian Republic 3.16% 1/23/2030	2,500,000	2,326,250
Panamanian Republic 6.4% 2/14/2035	1,300,000	1,355,653
TOTAL PANAMA		3,681,903
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,654,222)		18,435,026

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California - 0.1%
General Obligations - 0.1%
State of California 7.55% 4/1/2039 (Cost $1,654,430)	1,400,000	1,723,553
TOTAL MUNICIPAL SECURITIES (Cost $1,654,430)		1,723,553

Non-Convertible Corporate Bonds - 29.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.9%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Finance Ltd 4.9% 5/19/2028	2,800,000	2,841,728
Woodside Finance Ltd 5.7% 5/19/2032	1,100,000	1,147,181
		3,988,909
Financials - 0.6%
Banks - 0.6%
Australia & New Zealand Banking Group Ltd/New York NY 4.362% 6/18/2028	2,500,000	2,532,273
Westpac Banking Corp 4.11% 7/24/2034 (b)	4,000,000	3,941,669
Westpac Banking Corp 4.322% 11/23/2031 (b)	800,000	798,850
Westpac Banking Corp 6.82% 11/17/2033	3,575,000	4,022,218
		11,295,010
Materials - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings PLC 3.375% 11/1/2028	1,000,000	969,953
AngloGold Ashanti Holdings PLC 3.75% 10/1/2030	1,500,000	1,437,637
		2,407,590
TOTAL AUSTRALIA		17,691,509
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd 5.8% 4/1/2035	350,000	367,907
BRAZIL - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,350,000	1,434,713
CANADA - 2.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034	1,500,000	1,520,800
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd 5% 12/15/2029	500,000	512,079
Cenovus Energy Inc 5.4% 3/20/2036	308,000	311,009
Enbridge Inc 4.5% 2/15/2031	2,300,000	2,307,050
Enbridge Inc 4.6% 6/20/2028	439,000	443,847
Enbridge Inc 4.9% 6/20/2030	2,300,000	2,353,996
Suncor Energy Inc 6.8% 5/15/2038	1,500,000	1,668,114
TransCanada PipeLines Ltd 4.625% 3/1/2034	4,250,000	4,171,862
TransCanada PipeLines Ltd 6.2% 10/15/2037	500,000	539,071
TransCanada PipeLines Ltd 7.25% 8/15/2038	500,000	580,584
TransCanada PipeLines Ltd 7.625% 1/15/2039	750,000	901,137
		13,788,749
Financials - 1.7%
Banks - 0.9%
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (b)	2,000,000	2,072,577
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	1,000,000	1,015,879
Royal Bank of Canada 3.995% 11/3/2028 (b)	2,500,000	2,495,976
Royal Bank of Canada 4.498% 8/6/2029 (b)	2,500,000	2,526,007
Royal Bank of Canada 4.65% 10/18/2030 (b)	1,500,000	1,522,370
Toronto Dominion Bank 3.625% 9/15/2031 (b)	3,450,000	3,428,681
Toronto Dominion Bank 4.574% 6/2/2028	2,000,000	2,026,155
Toronto Dominion Bank 5.146% 9/10/2034 (b)	3,600,000	3,656,088
		18,743,733
Capital Markets - 0.3%
Brookfield Finance Inc 4.35% 4/15/2030	750,000	753,069
Brookfield Finance Inc 4.85% 3/29/2029	200,000	203,538
Brookfield Finance Inc 5.675% 1/15/2035	2,640,000	2,736,992
Brookfield Finance Inc 6.35% 1/5/2034	1,300,000	1,413,481
		5,107,080
Insurance - 0.5%
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	1,000,000	1,044,698
Fairfax Financial Holdings Ltd 6.5% 5/20/2055	1,690,000	1,819,750
Manulife Financial Corp 4.061% 2/24/2032 (b)	7,000,000	6,969,162
		9,833,610
TOTAL FINANCIALS		33,684,423

Industrials - 0.0%
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	250,000	248,703
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 5.4% 6/21/2034	1,000,000	1,036,349
Metals & Mining - 0.0%
Kinross Gold Corp 6.25% 7/15/2033	750,000	822,032
TOTAL MATERIALS		1,858,381

TOTAL CANADA		51,101,056
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA 4.875% 6/12/2028	200,000	202,600
GERMANY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	1,400,000	1,644,764
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	1,025,000	1,221,549
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	1,500,000	1,501,920
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)	1,500,000	1,521,750
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	750,000	762,837
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	1,000,000	1,027,691
Deutsche Bank AG/New York NY 5.414% 5/10/2029	3,450,000	3,593,281
		8,407,479
TOTAL GERMANY		11,273,792
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)	950,000	976,575
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	950,000	996,281
		1,972,856
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)	75,000	77,107
TOTAL IRELAND		2,049,963
JAPAN - 0.9%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Honda Motor Co Ltd 4.436% 7/8/2028	4,500,000	4,540,665
Honda Motor Co Ltd 4.688% 7/8/2030	1,300,000	1,316,887
		5,857,552
Financials - 0.6%
Banks - 0.6%
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	1,250,000	1,137,547
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	2,250,000	2,109,041
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	1,000,000	968,124
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)	2,448,000	2,484,522
Sumitomo Mitsui Financial Group Inc 4.66% 7/8/2031 (b)	2,800,000	2,842,121
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	2,000,000	2,078,652
Sumitomo Mitsui Financial Group Inc 5.71% 1/13/2030	750,000	792,138
		12,412,145
TOTAL JAPAN		18,269,697
LUXEMBOURG - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA 6.55% 11/29/2027	2,000,000	2,081,777
ArcelorMittal SA 7% 10/15/2039 (b)	3,000,000	3,407,408

TOTAL LUXEMBOURG		5,489,185
MEXICO - 0.3%
Communication Services - 0.3%
Media - 0.0%
Grupo Televisa SAB 6.125% 1/31/2046	750,000	603,015
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 2.875% 5/7/2030	1,500,000	1,412,250
America Movil SAB de CV 3.625% 4/22/2029	2,000,000	1,962,100
America Movil SAB de CV 5% 1/20/2033	2,000,000	2,045,780
America Movil SAB de CV 6.125% 3/30/2040	350,000	376,810
		5,796,940
TOTAL MEXICO		6,399,955
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Corp Andina de Fomento 4.125% 6/30/2028	1,750,000	1,762,285
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ING Groep NV 4.05% 4/9/2029	1,500,000	1,496,580
ING Groep NV 5.066% 3/25/2031 (b)	1,750,000	1,799,453
ING Groep NV 5.335% 3/19/2030 (b)	2,750,000	2,848,029
		6,144,062
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,019,000	1,021,972
TOTAL NETHERLANDS		7,166,034
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	100,000	96,489
SPAIN - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco Santander SA 1.722% 9/14/2027 (b)	2,200,000	2,157,870
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,035,742
Banco Santander SA 5.552% 3/14/2028 (b)	1,400,000	1,424,514
Banco Santander SA 5.565% 1/17/2030	600,000	627,130
Banco Santander SA 6.033% 1/17/2035	1,000,000	1,082,417

TOTAL SPAIN		7,327,673
UNITED KINGDOM - 3.1%
Communication Services - 0.1%
Media - 0.1%
RELX Capital Inc 4.75% 3/27/2030	1,000,000	1,021,278
Consumer Staples - 0.4%
Beverages - 0.0%
Diageo Investment Corp 4.25% 5/11/2042	500,000	436,550
Tobacco - 0.4%
BAT Capital Corp 4.625% 3/22/2033	2,500,000	2,495,777
BAT Capital Corp 6.25% 8/15/2055	1,000,000	1,050,139
BAT Capital Corp 7.079% 8/2/2043	4,250,000	4,812,571
		8,358,487
TOTAL CONSUMER STAPLES		8,795,037

Financials - 2.6%
Banks - 2.4%
Barclays PLC 3.564% 9/23/2035 (b)	1,000,000	944,414
Barclays PLC 5.088% 6/20/2030 (b)	1,750,000	1,781,454
Barclays PLC 7.119% 6/27/2034 (b)	6,675,000	7,502,547
HSBC Holdings PLC 3.973% 5/22/2030 (b)	5,500,000	5,444,099
HSBC Holdings PLC 4.583% 6/19/2029 (b)	1,000,000	1,009,065
HSBC Holdings PLC 4.755% 6/9/2028 (b)	625,000	630,390
HSBC Holdings PLC 5.13% 3/3/2031 (b)	1,750,000	1,798,400
HSBC Holdings PLC 5.24% 5/13/2031 (b)	1,250,000	1,292,461
HSBC Holdings PLC 5.741% 9/10/2036 (b)	1,800,000	1,858,648
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	5,000,000	4,948,872
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)	1,950,000	1,953,970
Lloyds Banking Group PLC 4.55% 8/16/2028	1,250,000	1,264,145
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	500,000	508,005
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	750,000	787,326
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	1,100,000	1,154,027
NatWest Group PLC 4.445% 5/8/2030 (b)	7,000,000	7,041,392
NatWest Group PLC 5.115% 5/23/2031 (b)	1,000,000	1,029,386
NatWest Group PLC 6.475% 6/1/2034 (b)	1,950,000	2,049,275
Santander UK Group Holdings PLC 3.823% 11/3/2028 (b)	1,000,000	992,111
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	2,250,000	2,252,479
Santander UK Group Holdings PLC 5.694% 4/15/2031 (b)	475,000	497,401
		46,739,867
Capital Markets - 0.2%
Marex Group PLC 5.829% 5/8/2028	2,650,000	2,689,231
Marex Group PLC 6.404% 11/4/2029	1,875,000	1,936,335
		4,625,566
TOTAL FINANCIALS		51,365,433

Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 1.75% 5/28/2028	1,025,000	976,413
Industrials - 0.0%
Machinery - 0.0%
Weir Group Inc 5.35% 5/6/2030 (c)	750,000	773,819
TOTAL UNITED KINGDOM		62,931,980
UNITED STATES - 20.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc 5.875% 11/30/2045	2,350,000	2,370,349
Entertainment - 0.0%
Netflix Inc 5.4% 8/15/2054	700,000	696,348
Interactive Media & Services - 0.5%
Alphabet Inc 1.9% 8/15/2040	1,750,000	1,211,423
Alphabet Inc 5.25% 5/15/2055	1,500,000	1,490,237
Alphabet Inc 5.45% 11/15/2055	2,000,000	2,033,106
Meta Platforms Inc 5.5% 11/15/2045	1,200,000	1,200,391
Meta Platforms Inc 5.625% 11/15/2055	1,150,000	1,147,087
		7,082,244
Media - 0.1%
Fox Corp 4.709% 1/25/2029	1,200,000	1,217,924
Paramount Global 7.875% 7/30/2030	1,000,000	1,109,461
		2,327,385
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 3.375% 4/15/2029	1,000,000	974,698
TOTAL COMMUNICATION SERVICES		13,451,024

Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd 5.75% 9/13/2054	2,000,000	1,943,966
Automobiles - 0.3%
American Honda Finance Corp 4.45% 10/22/2027	1,000,000	1,007,971
American Honda Finance Corp 4.55% 7/9/2027	1,800,000	1,816,342
Ford Motor Co 4.346% 12/8/2026	1,250,000	1,246,624
General Motors Co 5.35% 4/15/2028	1,250,000	1,281,789
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	975,271
General Motors Financial Co Inc 5.35% 1/7/2030	500,000	516,074
		6,844,071
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp 3.5% 8/18/2026	1,250,000	1,240,591
Las Vegas Sands Corp 5.625% 6/15/2028	1,000,000	1,022,849
Las Vegas Sands Corp 6% 8/15/2029	1,000,000	1,045,923
		3,309,363
Leisure Products - 0.1%
Hasbro Inc 3.9% 11/19/2029	500,000	491,074
Hasbro Inc 6.05% 5/14/2034	250,000	265,133
Polaris Inc 5.6% 3/1/2031	1,976,000	2,001,481
		2,757,688
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 5.1% 3/11/2030	750,000	769,887
Tapestry Inc 5.5% 3/11/2035	1,000,000	1,025,134
		1,795,021
TOTAL CONSUMER DISCRETIONARY		16,650,109

Consumer Staples - 0.6%
Beverages - 0.0%
Coca-Cola Co/The 1.65% 6/1/2030	250,000	226,636
Consumer Staples Distribution & Retail - 0.0%
Kroger Co/The 5.65% 9/15/2064	850,000	828,540
Food Products - 0.1%
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (c)	1,750,000	1,791,305
Tyson Foods Inc 4.35% 3/1/2029	1,000,000	1,002,781
		2,794,086
Tobacco - 0.5%
Altria Group Inc 4.8% 2/14/2029	750,000	762,737
Philip Morris International Inc 2.1% 5/1/2030	750,000	687,301
Philip Morris International Inc 4.375% 4/30/2030	1,500,000	1,510,245
Philip Morris International Inc 4.875% 2/13/2029	1,250,000	1,279,099
Philip Morris International Inc 5.125% 11/17/2027	1,900,000	1,939,787
Philip Morris International Inc 5.125% 2/15/2030	750,000	777,226
Philip Morris International Inc 6.375% 5/16/2038	400,000	450,433
		7,406,828
TOTAL CONSUMER STAPLES		11,256,090

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	1,000,000	808,482
Oil, Gas & Consumable Fuels - 1.4%
Enterprise Products Operating LLC 4.6% 1/15/2031	2,500,000	2,536,576
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	1,525,000	1,521,927
EOG Resources Inc 4.4% 7/15/2028	3,300,000	3,338,395
EQT Corp 7% 2/1/2030 (d)	2,000,000	2,174,532
EQT Corp 7.5% 6/1/2027	6,000,000	6,094,504
HF Sinclair Corp 5.5% 9/1/2032	3,000,000	3,065,766
Kinder Morgan Inc 4.8% 2/1/2033	500,000	504,207
MPLX LP 4.5% 4/15/2038	1,050,000	963,342
Shell International Finance BV 3.125% 11/7/2049	250,000	172,689
Shell International Finance BV 6.375% 12/15/2038	1,750,000	1,954,836
Targa Resources Corp 4.35% 1/15/2029	497,000	498,672
Targa Resources Corp 4.9% 9/15/2030	351,000	358,001
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	1,400,000	1,337,093
Williams Cos Inc/The 4.625% 6/30/2030	707,000	715,071
Williams Cos Inc/The 5.3% 9/30/2035	1,500,000	1,536,167
		26,771,778
TOTAL ENERGY		27,580,260

Financials - 6.6%
Banks - 2.9%
Bank of America Corp 2.482% 9/21/2036 (b)	2,500,000	2,200,596
Bank of America Corp 3.846% 3/8/2037 (b)	3,000,000	2,836,673
Bank of America Corp 4.623% 5/9/2029 (b)	1,250,000	1,267,056
Bank of America Corp 7.75% 5/14/2038	650,000	798,472
Citigroup Inc 3.52% 10/27/2028 (b)	1,250,000	1,237,070
Citigroup Inc 3.668% 7/24/2028 (b)	2,650,000	2,631,383
Citigroup Inc 3.98% 3/20/2030 (b)	4,000,000	3,970,055
Citigroup Inc 4.643% 5/7/2028 (b)	1,000,000	1,007,113
Citigroup Inc 5.174% 9/11/2036 (b)	2,410,000	2,459,429
Citigroup Inc 5.592% 11/19/2034 (b)	750,000	772,168
Citigroup Inc 8.125% 7/15/2039	3,250,000	4,203,404
Citizens Financial Group Inc 5.841% 1/23/2030 (b)	200,000	208,388
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	4,000,000	3,776,510
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	1,250,000	1,241,711
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	1,500,000	1,480,190
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	2,750,000	2,829,659
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	2,000,000	2,092,476
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	1,500,000	1,601,322
PNC Bank NA 4.429% 7/21/2028 (b)	2,000,000	2,012,846
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	3,250,000	3,234,123
Santander Holdings USA Inc 5.353% 9/6/2030 (b)	1,250,000	1,279,549
Santander Holdings USA Inc 5.473% 3/20/2029 (b)	3,000,000	3,063,599
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	200,000	207,213
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	500,000	522,050
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	750,000	784,714
Truist Financial Corp 5.435% 1/24/2030 (b)	200,000	207,604
Truist Financial Corp 7.161% 10/30/2029 (b)	1,125,000	1,218,137
US Bancorp 2.491% 11/3/2036 (b)	400,000	349,497
US Bancorp 4.967% 7/22/2033 (b)	1,000,000	1,010,275
US Bancorp 5.083% 5/15/2031 (b)	1,250,000	1,291,020
US Bancorp 6.787% 10/26/2027 (b)	750,000	767,578
Webster Financial Corp 5.784% 9/11/2035 (b)	1,700,000	1,702,314
Wells Fargo & Co 3.526% 3/24/2028 (b)	1,250,000	1,240,930
Wells Fargo & Co 3.584% 5/22/2028 (b)	2,000,000	1,985,370
		57,490,494
Capital Markets - 1.5%
Ares Capital Corp 5.100% 1/15/2031	1,800,000	1,779,159
Ares Capital Corp 7% 1/15/2027	1,250,000	1,282,544
Ares Strategic Income Fund 4.85% 1/15/2029 (c)	1,900,000	1,875,782
Blackstone Private Credit Fund 5.05% 9/10/2030	2,250,000	2,218,115
Blue Owl Capital Corp 3.4% 7/15/2026	1,000,000	992,155
Blue Owl Technology Finance Corp 6.1% 3/15/2028 (c)	750,000	751,768
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (b)	2,000,000	1,960,068
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (b)	1,000,000	982,031
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	1,500,000	1,540,943
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (b)	2,000,000	2,072,061
LPL Holdings Inc 4.9% 4/3/2028	1,000,000	1,014,249
LPL Holdings Inc 5.2% 3/15/2030	1,500,000	1,536,749
LPL Holdings Inc 6% 5/20/2034	1,000,000	1,049,159
Main Street Capital Corp 5.4% 8/15/2028	2,000,000	2,004,967
Morgan Stanley 2.475% 1/21/2028 (b)	2,000,000	1,962,926
Morgan Stanley 5.23% 1/15/2031 (b)	750,000	775,742
S&P Global Inc 2.7% 3/1/2029	850,000	815,791
State Street Corp 3.031% 11/1/2034 (b)	3,000,000	2,835,509
Voya Global Funding 4.6% 11/24/2030 (c)	2,300,000	2,318,958
		29,768,676
Consumer Finance - 1.3%
Ally Financial Inc 5.548% 7/31/2033 (b)	1,600,000	1,611,196
Ally Financial Inc 5.737% 5/15/2029 (b)	136,000	139,070
Ally Financial Inc 6.992% 6/13/2029 (b)	1,800,000	1,895,692
American Express Co 4.351% 7/20/2029 (b)	2,700,000	2,722,079
American Express Co 5.016% 4/25/2031 (b)	1,054,000	1,089,241
American Express Co 5.389% 7/28/2027 (b)	1,000,000	1,008,867
Capital One Financial Corp 5.247% 7/26/2030 (b)	200,000	206,107
Capital One Financial Corp 5.7% 2/1/2030 (b)	1,700,000	1,770,212
Capital One Financial Corp 6.183% 1/30/2036 (b)	250,000	262,232
Ford Motor Credit Co LLC 3.815% 11/2/2027	4,700,000	4,612,897
Ford Motor Credit Co LLC 5.113% 5/3/2029	1,500,000	1,495,709
Ford Motor Credit Co LLC 5.303% 9/6/2029	500,000	502,349
Ford Motor Credit Co LLC 7.35% 11/4/2027	700,000	730,811
John Deere Capital Corp 4.5% 1/16/2029	1,000,000	1,017,346
Synchrony Financial 5.019% 7/29/2029 (b)	1,800,000	1,817,775
Synchrony Financial 5.935% 8/2/2030 (b)	1,500,000	1,557,574
Synchrony Financial 6% 7/29/2036 (b)	2,650,000	2,724,331
		25,163,488
Financial Services - 0.5%
Enact Holdings Inc 6.25% 5/28/2029	3,600,000	3,773,525
Essent Group Ltd 6.25% 7/1/2029	750,000	783,943
Fidelity National Information Services Inc 1.65% 3/1/2028	1,000,000	945,890
Global Payments Inc 4.5% 11/15/2028	2,800,000	2,809,351
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031	1,700,000	1,741,369
Visa Inc 4.3% 12/14/2045	1,000,000	885,286
		10,939,364
Insurance - 0.4%
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	2,450,000	1,931,290
Brown & Brown Inc 4.2% 3/17/2032	500,000	484,077
Brown & Brown Inc 4.7% 6/23/2028	628,000	634,078
Brown & Brown Inc 4.9% 6/23/2030	1,284,000	1,300,782
Chubb INA Holdings LLC 4.65% 8/15/2029	250,000	255,665
Lincoln National Corp 5.35% 11/15/2035	1,250,000	1,254,167
Unum Group 5.25% 12/15/2035	2,250,000	2,245,446
		8,105,505
TOTAL FINANCIALS		131,467,527

Health Care - 1.8%
Biotechnology - 0.5%
AbbVie Inc 4.875% 3/15/2030	1,500,000	1,550,116
Amgen Inc 3.2% 11/2/2027	500,000	493,135
Amgen Inc 4.563% 6/15/2048	4,000,000	3,487,550
Gilead Sciences Inc 5.1% 6/15/2035	1,400,000	1,448,392
Gilead Sciences Inc 5.25% 10/15/2033	2,000,000	2,111,749
Gilead Sciences Inc 5.55% 10/15/2053	450,000	457,995
		9,548,937
Health Care Equipment & Supplies - 0.0%
Solventum Corp 5.6% 3/23/2034	1,500,000	1,567,544
Health Care Providers & Services - 0.5%
Ascension Health 4.923% 11/15/2035	498,000	505,883
Cencora Inc 4.85% 12/15/2029	1,000,000	1,025,487
CommonSpirit Health 5.318% 12/1/2034	1,250,000	1,285,361
CVS Health Corp 1.3% 8/21/2027	450,000	429,087
CVS Health Corp 6% 6/1/2044	1,000,000	1,020,582
CVS Health Corp 6.2% 9/15/2055	2,000,000	2,072,157
HCA Inc 4.125% 6/15/2029	1,000,000	997,781
HCA Inc 5.25% 3/1/2030	500,000	517,740
Quest Diagnostics Inc 4.625% 12/15/2029	250,000	254,435
Sabra Health Care LP 3.9% 10/15/2029	1,000,000	977,967
		9,086,480
Life Sciences Tools & Services - 0.1%
Illumina Inc 4.75% 12/12/2030	2,250,000	2,262,098
Pharmaceuticals - 0.7%
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	5,900,000	6,714,137
Johnson & Johnson 4.8% 6/1/2029	250,000	258,628
Novartis Capital Corp 2.2% 8/14/2030	250,000	231,621
Royalty Pharma PLC 5.15% 9/2/2029	2,600,000	2,671,668
Royalty Pharma PLC 5.4% 9/2/2034	500,000	514,500
Royalty Pharma PLC 5.9% 9/2/2054	2,950,000	2,956,643
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,250,000	1,245,637
		14,592,834
TOTAL HEALTH CARE		37,057,893

Industrials - 1.3%
Aerospace & Defense - 0.4%
General Dynamics Corp 4.95% 8/15/2035	700,000	719,249
Huntington Ingalls Industries Inc 5.353% 1/15/2030	2,500,000	2,591,088
RTX Corp 4.625% 11/16/2048	4,000,000	3,557,831
		6,868,168
Building Products - 0.0%
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	750,000	782,465
Johnson Controls International plc 4.625% 7/2/2044 (d)	100,000	89,903
		872,368
Commercial Services & Supplies - 0.2%
Republic Services Inc 2.3% 3/1/2030	1,000,000	931,080
Republic Services Inc 5% 11/15/2029	750,000	779,561
Waste Management Inc 3.875% 1/15/2029	3,250,000	3,245,278
		4,955,919
Construction & Engineering - 0.2%
MasTec Inc 5.9% 6/15/2029	3,950,000	4,130,408
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	550,000	469,944
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	500,000	471,155
3M Co 3.05% 4/15/2030	750,000	718,205
Honeywell International Inc 4.7% 2/1/2030	300,000	307,233
		1,496,593
Machinery - 0.2%
Caterpillar Inc 5.2% 5/15/2035	1,000,000	1,046,960
Cummins Inc 4.7% 2/15/2031	900,000	922,531
Cummins Inc 5.3% 5/9/2035	2,000,000	2,086,621
		4,056,112
Passenger Airlines - 0.2%
Delta Air Lines 1991 Series J Pass Through Trust equipment trust certificate 2% 12/10/2029	1,051,546	1,009,671
Southwest Airlines Co 4.375% 11/15/2028	1,250,000	1,250,021
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/2029	637,609	651,543
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	373,188	393,877
		3,305,112
Professional Services - 0.0%
Equifax Inc 4.8% 9/15/2029	500,000	508,149
TOTAL INDUSTRIALS		26,662,773

Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.5%
Corning Inc 5.45% 11/15/2079	1,750,000	1,618,353
Dell International LLC / EMC Corp 5.1% 2/15/2036	1,800,000	1,797,578
Dell International LLC / EMC Corp 8.1% 7/15/2036	1,500,000	1,829,040
Dell International LLC / EMC Corp 8.35% 7/15/2046	1,000,000	1,290,549
Flex Ltd 4.875% 6/15/2029	2,200,000	2,230,430
Flex Ltd 5.375% 11/13/2035	1,800,000	1,808,582
TD SYNNEX Corp 1.75% 8/9/2026	200,000	196,583
		10,771,115
IT Services - 0.1%
IBM Corporation 1.7% 5/15/2027	1,250,000	1,212,212
IBM Corporation 2.85% 5/15/2040	500,000	381,158
IBM Corporation 3.5% 5/15/2029	1,500,000	1,474,278
		3,067,648
Semiconductors & Semiconductor Equipment - 0.3%
Marvell Technology Inc 4.75% 7/15/2030	324,000	328,815
Micron Technology Inc 4.663% 2/15/2030	1,000,000	1,012,785
Micron Technology Inc 6.05% 11/1/2035	3,500,000	3,756,209
		5,097,809
Software - 1.2%
AppLovin Corp 5.125% 12/1/2029	1,850,000	1,892,389
AppLovin Corp 5.375% 12/1/2031	500,000	520,187
AppLovin Corp 5.5% 12/1/2034	1,000,000	1,035,067
AppLovin Corp 5.95% 12/1/2054	4,800,000	4,825,610
Cadence Design Systems Inc 4.3% 9/10/2029	1,000,000	1,005,069
Oracle Corp 6.125% 7/8/2039	1,500,000	1,515,048
Oracle Corp 6.125% 8/3/2065	2,750,000	2,565,391
Oracle Corp 6.9% 11/9/2052	7,500,000	7,789,878
Roper Technologies Inc 2.95% 9/15/2029	1,000,000	956,636
VMware LLC 1.8% 8/15/2028	1,750,000	1,651,501
		23,756,776
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc 2.375% 2/8/2041	750,000	546,366
Apple Inc 3.2% 5/11/2027	250,000	248,430
Western Digital Corp 2.85% 2/1/2029	2,500,000	2,372,962
		3,167,758
TOTAL INFORMATION TECHNOLOGY		45,861,106

Materials - 0.4%
Chemicals - 0.2%
Albemarle Corp 5.05% 6/1/2032	250,000	250,887
EIDP Inc 4.8% 5/15/2033	750,000	753,701
EIDP Inc 5.125% 5/15/2032	1,500,000	1,545,066
Sherwin-Williams Co/The 2.95% 8/15/2029	1,250,000	1,198,713
		3,748,367
Construction Materials - 0.2%
CRH America Finance Inc 4.4% 2/9/2031	2,858,000	2,864,464
CRH America Finance Inc 5.6% 2/9/2056	1,910,000	1,914,589
		4,779,053
Containers & Packaging - 0.0%
WRKCo Inc 4% 3/15/2028	1,000,000	999,009
TOTAL MATERIALS		9,526,429

Real Estate - 1.5%
Diversified REITs - 0.1%
VICI Properties LP 4.95% 2/15/2030	2,000,000	2,023,866
Health Care REITs - 0.6%
National Health Investors Inc 5.35% 2/1/2033	1,300,000	1,294,019
Omega Healthcare Investors Inc 3.625% 10/1/2029	2,000,000	1,929,633
Omega Healthcare Investors Inc 5.2% 7/1/2030	2,000,000	2,037,972
Ventas Realty LP 5.1% 7/15/2032	1,000,000	1,028,078
Ventas Realty LP 5.625% 7/1/2034	500,000	524,228
Welltower OP LLC 2.05% 1/15/2029	1,250,000	1,177,823
Welltower OP LLC 4.5% 7/1/2030	2,300,000	2,330,698
		10,322,451
Office REITs - 0.0%
Kilroy Realty LP 5.875% 10/15/2035	539,000	546,779
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.9% 4/1/2029	350,000	345,969
Host Hotels & Resorts LP 3.375% 12/15/2029	3,250,000	3,111,791
		3,457,760
Residential REITs - 0.0%
Camden Property Trust 3.15% 7/1/2029	750,000	724,985
Retail REITs - 0.3%
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,348,000	1,352,333
Realty Income Corp 4% 7/15/2029	1,400,000	1,396,715
Simon Property Group LP 4.375% 10/1/2030	3,000,000	3,024,124
		5,773,172
Specialized REITs - 0.3%
American Tower Corp 3.95% 3/15/2029	2,200,000	2,181,656
American Tower Corp 5.2% 2/15/2029	250,000	257,163
Crown Castle Inc 5.6% 6/1/2029	1,000,000	1,039,147
Public Storage Operating Co 4.375% 7/1/2030	3,000,000	3,035,093
		6,513,059
TOTAL REAL ESTATE		29,362,072

Utilities - 2.6%
Electric Utilities - 2.2%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	5,000,000	4,865,902
Avangrid Inc 3.8% 6/1/2029	1,200,000	1,184,780
CenterPoint Energy Houston Electric LLC 5.15% 3/1/2034	500,000	517,087
Commonwealth Edison Co 2.2% 3/1/2030	1,500,000	1,391,133
Duke Energy Corp 3.25% 1/15/2082 (b)	5,100,000	4,920,511
Duke Energy Progress LLC 6.3% 4/1/2038	500,000	562,231
Entergy Corp 7.125% 12/1/2054 (b)	1,500,000	1,577,558
Entergy Louisiana LLC 3.1% 6/15/2041	1,250,000	954,837
Entergy Tex Inc 5.25% 4/15/2035	750,000	775,016
Evergy Inc 6.65% 6/1/2055 (b)	500,000	509,364
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	5,150,000	5,035,692
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	700,000	707,409
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	200,000	195,712
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053	4,000,000	3,767,933
PacifiCorp 4.1% 2/1/2042	1,000,000	803,956
PacifiCorp 4.15% 2/15/2050	2,400,000	1,829,074
PacifiCorp 5.1% 2/15/2029	500,000	509,557
PacifiCorp 6% 1/15/2039	2,500,000	2,560,971
PacifiCorp 6.25% 10/15/2037	750,000	790,371
PacifiCorp 7.375% 9/15/2055 (b)	650,000	660,947
Public Service Co of Colorado 5.35% 5/15/2034	1,750,000	1,815,165
Sierra Pacific Power Co 6.2% 12/15/2055 (b)	1,600,000	1,586,091
Southern California Edison Co 5.3% 3/1/2028	1,750,000	1,784,583
Southern California Edison Co 5.85% 11/1/2027	1,250,000	1,283,474
Southern Co/The 3.75% 9/15/2051 (b)	2,075,000	2,047,907
Wisconsin Electric Power Co 5% 5/15/2029	1,250,000	1,287,694
		43,924,955
Gas Utilities - 0.1%
Atmos Energy Corp 5.75% 10/15/2052	250,000	259,169
National Fuel Gas Co 2.95% 3/1/2031	1,000,000	914,305
National Fuel Gas Co 5.5% 3/15/2030	750,000	776,532
		1,950,006
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 6.125% 4/1/2036	1,000,000	1,092,376
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	1,000,000	1,026,336
Dominion Energy Inc 6.625% 5/15/2055 (b)	1,000,000	1,034,915
NiSource Inc 5.4% 6/30/2033	1,150,000	1,196,951
NiSource Inc 6.95% 11/30/2054 (b)	625,000	651,146
Sempra 4.125% 4/1/2052 (b)	500,000	486,992
Sempra 6.625% 4/1/2055 (b)	500,000	505,349
		5,994,065
TOTAL UTILITIES		51,869,026

TOTAL UNITED STATES		400,744,309
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $583,579,895)		594,309,147

U.S. Government Agency - Mortgage Securities - 35.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 35.1%
Fannie Mae 5.5% 1/1/2055	22,990,906	23,294,609
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	528,459	490,128
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	567,554	526,387
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,499,395	1,389,233
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	3,504,469	3,245,897
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	669,730	571,459
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,906,117	12,695,626
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	16,816,068	14,348,618
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	119,723	101,968
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,931,697	1,645,238
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	3,790,313	3,589,005
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	757,974	717,717
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	428,735	406,367
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	9,019,562	7,682,014
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	8,215,707	7,797,333
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	8,495,620	8,062,992
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	3,811,817	3,246,547
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	3,338,291	3,216,822
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	2,030,283	1,805,573
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	727,405	715,564
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	467,533	460,361
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	888,445	872,317
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2054	7,562,802	7,408,967
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,021,494	4,033,063
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	340,739	341,400
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	4,602,977	4,600,397
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	290,586	291,149
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	2,326,660	2,323,901
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	4,627,786	4,681,665
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	771,537	771,587
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	9,324,230	9,324,831
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	744,170	753,847
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	4,117,004	4,179,546
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	6,620,227	6,706,313
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	3,582,853	3,668,220
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	5,395,453	5,523,166
Freddie Mac Gold Pool 1.5% 10/1/2050	3,419,631	2,664,594
Freddie Mac Gold Pool 2% 10/1/2036	1,204,252	1,115,022
Freddie Mac Gold Pool 2% 6/1/2036	2,122,603	1,968,643
Freddie Mac Gold Pool 2% 7/1/2036	3,392,991	3,143,704
Freddie Mac Gold Pool 2.5% 1/1/2037	617,340	583,973
Freddie Mac Gold Pool 3% 5/1/2037	1,592,356	1,532,985
Freddie Mac Gold Pool 3% 5/1/2051	1,728,758	1,537,420
Freddie Mac Gold Pool 4.5% 1/1/2053	843,766	830,031
Freddie Mac Gold Pool 4.5% 10/1/2054	3,431,053	3,361,262
Freddie Mac Gold Pool 4.5% 11/1/2053	902,752	887,492
Freddie Mac Gold Pool 4.5% 11/1/2054	6,731,176	6,594,257
Freddie Mac Gold Pool 4.5% 5/1/2054	10,387,601	10,186,046
Freddie Mac Gold Pool 4.5% 7/1/2053	686,419	674,816
Freddie Mac Gold Pool 4.5% 9/1/2053	423,396	416,239
Freddie Mac Gold Pool 5% 10/1/2054	9,206,121	9,200,960
Freddie Mac Gold Pool 5.5% 1/1/2054	422,189	428,470
Freddie Mac Gold Pool 5.5% 1/1/2055	9,601,518	9,726,371
Freddie Mac Gold Pool 5.5% 12/1/2053	1,247,261	1,266,208
Freddie Mac Gold Pool 5.5% 12/1/2054	1,322,662	1,339,862
Freddie Mac Gold Pool 5.5% 3/1/2054	3,394,931	3,445,442
Freddie Mac Gold Pool 5.5% 7/1/2053	560,518	569,383
Freddie Mac Gold Pool 5.5% 9/1/2055	2,424,876	2,456,408
Freddie Mac Gold Pool 6% 12/1/2054	812,324	831,679
Freddie Mac Gold Pool 6% 3/1/2054	1,030,091	1,056,969
Freddie Mac Gold Pool 6% 7/1/2054	352,579	362,440
Freddie Mac Non Gold Pool 6% 5/1/2055	2,697,736	2,766,777
Ginnie Mae I Pool 6% 11/20/2052	229,026	235,449
Ginnie Mae II Pool 2% 10/20/2050	1,644,912	1,372,529
Ginnie Mae II Pool 2% 11/20/2050	3,586,238	2,993,060
Ginnie Mae II Pool 2% 12/1/2055 (e)	25,000	20,831
Ginnie Mae II Pool 2% 12/20/2050	5,422,911	4,522,127
Ginnie Mae II Pool 2% 2/20/2051	6,032,496	5,029,278
Ginnie Mae II Pool 2% 8/20/2050	8,639,432	7,218,536
Ginnie Mae II Pool 2% 9/20/2050	10,476,479	8,753,450
Ginnie Mae II Pool 2.5% 1/20/2050	464,535	404,280
Ginnie Mae II Pool 2.5% 10/20/2050	593,156	515,848
Ginnie Mae II Pool 2.5% 11/20/2050	8,081,378	7,028,097
Ginnie Mae II Pool 2.5% 12/20/2050	238,347	207,020
Ginnie Mae II Pool 2.5% 5/20/2051	1,573,313	1,366,290
Ginnie Mae II Pool 2.5% 6/20/2050	1,172,336	1,020,273
Ginnie Mae II Pool 2.5% 7/20/2050	5,499,018	4,782,307
Ginnie Mae II Pool 2.5% 8/20/2050	9,994,428	8,687,646
Ginnie Mae II Pool 3% 4/20/2051	684,256	618,499
Ginnie Mae II Pool 3.5% 12/1/2055 (e)	2,350,000	2,155,391
Ginnie Mae II Pool 4% 12/1/2055 (e)	36,350,000	34,481,385
Ginnie Mae II Pool 4.5% 8/20/2054	4,824,434	4,727,296
Ginnie Mae II Pool 5% 1/1/2056 (e)	2,950,000	2,943,547
Ginnie Mae II Pool 5% 11/20/2054	4,736,918	4,738,946
Ginnie Mae II Pool 5% 12/1/2055 (e)	5,900,000	5,893,547
Ginnie Mae II Pool 5% 12/20/2054	2,856,950	2,857,281
Ginnie Mae II Pool 5% 2/20/2055	1,291,038	1,291,188
Ginnie Mae II Pool 5% 3/20/2055	7,048,339	7,049,153
Ginnie Mae II Pool 5.5% 11/20/2054	9,357,466	9,461,500
Ginnie Mae II Pool 6% 1/1/2056 (e)	6,500,000	6,625,683
Ginnie Mae II Pool 6% 12/1/2055 (e)	10,650,000	10,852,184
Ginnie Mae II Pool 6% 2/1/2056 (e)	2,000,000	2,037,266
Ginnie Mae II Pool 6.5% 1/1/2056 (e)	4,000,000	4,115,156
Ginnie Mae II Pool 6.5% 12/1/2055 (e)	4,000,000	4,122,188
Uniform Mortgage Backed Securities 1.5% 12/1/2040 (e)	850,000	766,261
Uniform Mortgage Backed Securities 2% 1/1/2056 (e)	26,350,000	21,459,812
Uniform Mortgage Backed Securities 2% 12/1/2040 (e)	1,600,000	1,479,375
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	38,250,000	31,137,891
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	34,000,000	28,945,155
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	68,000,000	57,874,378
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	21,000,000	18,652,265
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (e)	29,700,000	27,465,538
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (e)	59,400,000	54,945,000
Uniform Mortgage Backed Securities 4% 12/1/2040 (e)	15,000,000	14,796,093
Uniform Mortgage Backed Securities 4% 12/1/2055 (e)	30,000,000	28,579,686
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (e)	2,500,000	2,445,410
Uniform Mortgage Backed Securities 4.5% 12/1/2040 (e)	2,000,000	2,000,469
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (e)	5,000,000	4,894,922
Uniform Mortgage Backed Securities 5% 12/1/2040 (e)	3,500,000	3,540,469
Uniform Mortgage Backed Securities 5% 12/1/2055 (e)	6,240,000	6,228,300
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	1,950,000	1,996,389
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	3,600,000	3,686,344
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	4,250,000	4,404,561
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	8,500,000	8,804,805
TOTAL UNITED STATES		702,667,634
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $696,913,168)		702,667,634

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 5.625% 7/15/2037	1,250,000	1,396,154
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Tennessee Valley Authority 4.375% 8/1/2034	1,500,000	1,533,384
Tennessee Valley Authority 4.625% 9/15/2060	150,000	136,530
Tennessee Valley Authority 5.25% 2/1/2055	2,500,000	2,536,452
Tennessee Valley Authority 6.15% 1/15/2038	500,000	590,520
		4,796,886
TOTAL UNITED STATES		6,193,040
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,983,745)		6,193,040

U.S. Treasury Obligations - 42.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 8/15/2049	4.63 to 5.11	50,000,000	32,267,578
US Treasury Bonds 2.875% 5/15/2043	4.51 to 5.03	21,000,000	16,638,398
US Treasury Bonds 3.125% 5/15/2048	4.69 to 5.15	50,000,000	38,982,422
US Treasury Bonds 4.125% 8/15/2044	4.86 to 4.88	8,900,000	8,344,098
US Treasury Bonds 4.375% 5/15/2040	4.58 to 4.82	12,500,000	12,474,121
US Treasury Bonds 4.375% 8/15/2043	4.48 to 4.65	3,950,000	3,850,479
US Treasury Bonds 4.5% 11/15/2054	4.55 to 5.00	65,000,000	63,131,250
US Treasury Bonds 4.625% 11/15/2044	4.64 to 5.02	40,000,000	40,015,625
US Treasury Bonds 4.625% 5/15/2044	4.61 to 4.91	10,000,000	10,028,125
US Treasury Bonds 4.75% 11/15/2043	4.46 to 4.88	5,300,000	5,408,898
US Treasury Notes 0.625% 8/15/2030	3.61 to 3.79	10,000,000	8,722,266
US Treasury Notes 0.75% 8/31/2026	3.84 to 4.11	47,500,000	46,473,554
US Treasury Notes 2.875% 5/15/2028	3.49 to 4.01	55,000,000	54,202,930
US Treasury Notes 3.5% 9/30/2026	3.69 to 4.09	45,000,000	44,936,015
US Treasury Notes 3.75% 10/31/2032	3.77 to 3.78	3,500,000	3,491,797
US Treasury Notes 3.75% 8/15/2027	3.56 to 4.04	50,000,000	50,177,735
US Treasury Notes 3.875% 7/31/2030	3.68 to 3.70	7,750,000	7,842,637
US Treasury Notes 3.875% 8/31/2032	3.78 to 3.89	6,325,000	6,362,308
US Treasury Notes 3.875% 9/30/2032	3.87	2,000,000	2,010,938
US Treasury Notes 4% 1/31/2031	3.99 to 4.26	20,500,000	20,852,344
US Treasury Notes 4% 4/30/2032	3.74 to 4.03	10,000,000	10,146,875
US Treasury Notes 4% 7/31/2032	3.75 to 3.96	13,500,000	13,684,043
US Treasury Notes 4.125% 11/15/2032	3.77 to 4.26	6,000,000	6,123,516
US Treasury Notes 4.125% 11/30/2031	3.71 to 3.91	3,000,000	3,067,148
US Treasury Notes 4.125% 2/28/2027	3.63 to 3.80	45,000,000	45,284,765
US Treasury Notes 4.125% 3/31/2032	3.95 to 4.22	17,500,000	17,880,762
US Treasury Notes 4.125% 5/31/2032	3.76 to 3.99	16,250,000	16,600,371
US Treasury Notes 4.25% 1/31/2030	3.72 to 4.05	17,000,000	17,444,258
US Treasury Notes 4.25% 5/15/2035	3.96 to 4.23	31,000,000	31,639,375
US Treasury Notes 4.375% 12/31/2029	3.56 to 3.80	30,000,000	30,915,234
US Treasury Notes 4.375% 5/15/2034	4.15 to 4.44	50,000,000	51,691,406
US Treasury Notes 4.375% 8/31/2028	3.72	10,000,000	10,228,125
US Treasury Notes 4.5% 5/31/2029	3.71 to 4.10	55,000,000	56,742,383
US Treasury Notes 4.625% 11/15/2026	3.63 to 3.80	14,750,000	14,884,709
US Treasury Notes 4.625% 5/31/2031	3.67 to 4.19	43,000,000	45,054,258
US Treasury Notes 4.75% 2/15/2045	4.87	700,000	711,046
TOTAL U.S. TREASURY OBLIGATIONS (Cost $837,807,464)			848,311,792

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $129,858,867)	4.02	129,832,900	129,858,867

TOTAL INVESTMENT IN SECURITIES - 119.1% (Cost $2,358,178,979)	2,387,109,148
NET OTHER ASSETS (LIABILITIES) - (19.1)%	(382,009,538)
NET ASSETS - 100.0%	2,005,099,610

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(5,900,000)	(5,893,547)
Ginnie Mae II Pool 6% 1/1/2056	(2,000,000)	(2,038,671)
Ginnie Mae II Pool 6% 12/1/2055	(10,650,000)	(10,852,184)
Ginnie Mae II Pool 6.5% 12/1/2055	(4,000,000)	(4,122,188)
Uniform Mortgage Backed Securities 2% 12/1/2055	(26,350,000)	(21,450,547)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(68,000,000)	(57,874,378)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(59,400,000)	(54,945,000)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(5,000,000)	(4,894,922)
Uniform Mortgage Backed Securities 6% 12/1/2055	(3,225,000)	(3,302,350)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(8,500,000)	(8,804,805)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(174,178,592)

TOTAL TBA SALE COMMITMENTS (Proceeds $173,924,103)		(174,178,592)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,969,826 or 0.4% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	181,211,509	162,911,375	214,264,997	1,722,327	980	-	129,858,867	129,832,900	0.2%
Total	181,211,509	162,911,375	214,264,997	1,722,327	980	-	129,858,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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